Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 3,507,634	$ 1,429,412	$ 917,495
Accounts receivable, net of allowance for doubtful accounts of $0, $0 and $0, respectively	49,394	19,050	8,159
Inventory, at cost	694,260	656,992	1,554,807
Prepaid and other current assets	2,500	2,500	30,000
Total Current Assets	4,253,788	2,107,954	2,510,461
Property and equipment, net of accumulated depreciation of $103,936, $44,538 and $8,839, respectively	2,903,606	2,561,384	50,616
Deferred Tax Asset	456,500	456,500	456,500
Intangible assets, net of accumulated amortization of $163,628, $151,511 and $103,044, respectively	563,372	575,489	623,956
Investment in joint ventures	490,410	490,410	490,410
TOTAL ASSETS	8,667,676	6,191,737	4,131,943
Current Liabilities
Accounts payable	244,493	291,249	378,215
Accrued expenses	141,411	125,011	31,495
Deferred revenue and customer deposits	303,329	326,662	569,994
Due to stockholder	210,500	210,500	10,000
Due to related parties	22	13,400	46,692
Total Current Liabilities	899,755	966,822	1,036,396
Total Liabilities	899,755	966,822	1,036,396
Stockholders' Equity
Preferred stock: $0.001 par; 10,000,000 authorized; 1,000,000 issued and outstanding March 31, 2012 and 2,000 issued and outstanding December 31, 2011 and December 31, 2010	1,000	2	2
Common stock: $0.001 par; 900,000,000 authorized; 17,210,180, 15,438,930 and 12,344,521 issued and outstanding, respectively	17,210	15,439	12,344
Additional paid-in capital	13,845,633	10,304,904	5,291,569
Issued and unearned stock compensation	(23,333)	(28,333)	(48,333)
Accumulated deficit	(5,791,459)	(5,097,097)	(2,160,035)
Total Stockholders' Equity	7,767,921	5,224,915	3,095,547
Total Liabilities and Stockholders' Equity	$ 8,667,676	$ 6,191,737	$ 4,131,943